UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
New York, NY 10011

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

October 31, 2017 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Biotechnology - 72.7%
Agios Pharmaceuticals, Inc.*	13,651	$877,350
Alnylam Pharmaceuticals, Inc.*	7,845	955,835
Biogen, Inc.*	5,712	1,780,202
Bluebird Bio, Inc.*	16,421	2,284,161
Celgene Corp.*	8,124	820,280
Cellectis SA (France)*(a)	24,407	854,489
CRISPR Therapeutics AG (Switzerland)*	26,292	507,436
Editas Medicine, Inc.*	86,938	2,156,062
Evogene Ltd. (Israel)*	26,388	112,413
Five Prime Therapeutics, Inc.*	17,391	780,160
Foundation Medicine, Inc.*	45,855	2,063,475
Gilead Sciences, Inc.	16,760	1,256,329
Incyte Corp.*	9,219	1,044,052
Inovio Pharmaceuticals, Inc.*	201,344	1,173,835
Intellia Therapeutics, Inc.*	115,555	3,596,072
Invitae Corp.*	287,680	2,428,019
Ionis Pharmaceuticals, Inc.*	42,389	2,420,836
Jounce Therapeutics, Inc.*	41,206	576,884
Juno Therapeutics, Inc.*	52,086	2,339,182
Organovo Holdings, Inc.*	372,388	592,097
Pluristem Therapeutics, Inc.*	243,676	399,629
Regeneron Pharmaceuticals, Inc.*	2,863	1,152,701
Seres Therapeutics, Inc.*	146,671	1,472,577
Syros Pharmaceuticals, Inc.*	69,122	1,188,898
Veracyte, Inc.*	128,934	1,102,386
Total Biotechnology		33,935,360

Chemicals - 0.3%
DowDuPont, Inc.	1,702	123,072

Health Care Equipment & Supplies - 2.0%
Cerus Corp.*	317,786	912,046

Health Care Providers & Services - 0.5%
Teladoc, Inc.*	7,061	233,366

Health Care Technology - 6.2%
athenahealth, Inc.*	13,521	1,729,065
Medidata Solutions, Inc.*	15,798	1,188,484
Total Health Care Technology		2,917,549

Life Sciences Tools & Services - 13.9%
Compugen Ltd. (Israel)*	425,491	1,276,473
Illumina, Inc.*	14,782	3,033,119
NanoString Technologies, Inc.*	119,514	1,190,360
Pacific Biosciences of California, Inc.*	120,845	511,174
Thermo Fisher Scientific, Inc.	2,564	496,980
Total Life Sciences Tools & Services		6,508,106

Pharmaceuticals - 1.0%
Bayer AG (Germany)(a)	13,724	446,442

Semiconductors & Semiconductor Equipment - 2.2%
NVIDIA Corp.	5,031	1,040,461

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	3,036	513,205

Total Common Stocks
(Cost $41,689,725)		46,629,607

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.92% (b)
(Cost $55,319)	55,319	55,319
Total Investments–100.0%
(Cost $41,745,044)		46,684,926
Liabilities in Excess of Other Assets–(0.0)%†		(11,991)
Net Assets–100.0%		$46,672,935

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

October 31, 2017 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2017, for the Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$46,629,607	$–	$–	$46,629,607
Money Market Fund	55,319	–	–	55,319
Total	$46,684,926	$–	$–	$46,684,926

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2017.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Industrial Innovation ETF

October 31, 2017 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–98.3%

Aerospace & Defense - 3.4%
Aerovironment, Inc.*	36,330	$1,858,643
Elbit Systems Ltd. (Israel)	8,505	1,264,013
Sigma Labs, Inc.*	50,685	84,137
Total Aerospace & Defense		3,206,793

Auto Components - 2.8%
Delphi Automotive PLC	26,985	2,681,769

Automobiles - 14.6%
BYD Co. Ltd. (China)(a)	67,920	1,183,167
Geely Automobile Holdings Ltd. (China)(a)	15,846	985,463
General Motors Co.	43,235	1,858,240
Tesla, Inc.*	25,476	8,446,058
Toyota Motor Corp. (Japan)(a)	11,929	1,479,196
Total Automobiles		13,952,124

Biotechnology - 1.2%
Organovo Holdings, Inc.*	694,848	1,104,808

Chemicals - 1.0%
Albemarle Corp.	6,786	956,080

Electrical Equipment - 3.1%
Allied Motion Technologies, Inc.	33,370	947,708
Plug Power, Inc.*	335,807	957,050
Rockwell Automation, Inc.	5,341	1,072,580
Total Electrical Equipment		2,977,338

Electronic Equipment, Instruments & Components - 1.7%
Trimble, Inc.*	40,051	1,637,285

Health Care Equipment & Supplies - 5.0%
Align Technology, Inc.*	11,161	2,667,256
Mazor Robotics Ltd. (Israel)*(a)	32,069	2,070,374
Total Health Care Equipment & Supplies		4,737,630

Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc.*	3,955	4,371,382
JD.Com, Inc. (China)*(a)	35,584	1,335,112
Total Internet & Direct Marketing Retail		5,706,494

Internet Software & Services - 15.5%
2U, Inc.*	55,273	3,517,021
Alphabet, Inc., Class C*	3,386	3,442,343
Baidu, Inc. (China)*(a)	19,236	4,692,430
Cornerstone OnDemand, Inc.*	27,233	1,044,658
Tencent Holdings Ltd. (China)(a)	44,869	2,021,348
Total Internet Software & Services		14,717,800

Machinery - 9.1%
Deere & Co.	7,387	981,585
ExOne Co. (The)*	159,595	1,696,495
FANUC Corp. (Japan)(a)	102,762	2,403,603
Proto Labs, Inc.*	41,012	3,578,297
Total Machinery		8,659,980

Semiconductors & Semiconductor Equipment - 12.1%
NVIDIA Corp.	23,085	4,774,209
QUALCOMM, Inc.	20,715	1,056,672
Teradyne, Inc.	70,847	3,038,628
Xilinx, Inc.	35,650	2,627,048
Total Semiconductors & Semiconductor Equipment		11,496,557

Software - 8.9%
ANSYS, Inc.*	7,021	959,841
Autodesk, Inc.*	16,417	2,051,468
Materialise NV (Belgium)*(a)	236,326	3,670,143
Splunk, Inc.*	27,389	1,843,280
Total Software		8,524,732

Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	7,339	1,240,585
BlackBerry Ltd. (Canada)*	85,635	936,847
Nano Dimension Ltd. (Israel)*(a)	37,971	177,704
Stratasys Ltd.*	394,554	8,885,356
Total Technology Hardware, Storage & Peripherals		11,240,492

Wireless Telecommunication Services - 2.1%
SoftBank Group Corp. (Japan)(a)	44,257	1,965,011

Total Common Stocks
(Cost $74,373,333)		93,564,893

UNIT TRUST–1.6%

Financials - 1.6%
Bitcoin Investment Trust*
(Cost $692,392)	1,809	1,498,503

MONEY MARKET FUND–0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.92% (b)
(Cost $359,184)	359,184	359,184
Total Investments–100.3%
(Cost $75,424,909)		95,422,580
Liabilities in Excess of Other Assets–(0.3)%		(238,191)
Net Assets–100.0%		$95,184,389

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Industrial Innovation ETF

October 31, 2017 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2017, for the Fund based upon the three levels defined above:

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$93,564,893	$–	$–	$93,564,893
Unit Trust*	1,498,503	–	–	1,498,503
Money Market Fund	359,184	–	–	359,184
Total	$95,422,580	$–	$–	$95,422,580

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2017.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Innovation ETF

October 31, 2017 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–94.9%

Auto Components - 1.0%
Delphi Automotive PLC	19,926	$1,980,246

Automobiles - 6.8%
General Motors Co.	34,612	1,487,624
Tesla, Inc.*	37,783	12,526,198
Total Automobiles		14,013,822

Biotechnology - 19.1%
Bluebird Bio, Inc.*	31,563	4,390,413
Editas Medicine, Inc.*	185,369	4,597,151
Foundation Medicine, Inc.*	50,601	2,277,045
Intellia Therapeutics, Inc.*	199,027	6,193,720
Invitae Corp.*	443,143	3,740,127
Ionis Pharmaceuticals, Inc.*	72,244	4,125,855
Juno Therapeutics, Inc.*	97,671	4,386,405
Organovo Holdings, Inc.*	1,429,872	2,273,497
Seres Therapeutics, Inc.*	355,932	3,573,557
Syros Pharmaceuticals, Inc.*	84,002	1,444,834
Veracyte, Inc.*	251,734	2,152,326
Total Biotechnology		39,154,930

Consumer Finance - 1.7%
LendingClub Corp.*	630,004	3,584,723

Health Care Equipment & Supplies - 1.3%
Cerus Corp.*	944,496	2,710,703

Health Care Technology - 6.0%
athenahealth, Inc.*	71,484	9,141,374
Medidata Solutions, Inc.*	41,563	3,126,784
Total Health Care Technology		12,268,158

Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc.*	7,567	8,363,654
JD.Com, Inc. (China)*(a)	93,456	3,506,469
Netflix, Inc.*	24,509	4,814,303
Total Internet & Direct Marketing Retail		16,684,426

Internet Software & Services - 15.1%
2U, Inc.*	32,818	2,088,209
Alibaba Group Holding Ltd. (China)*(a)	11,397	2,107,191
Alphabet, Inc., Class C*	4,113	4,181,440
Baidu, Inc. (China)*(a)	16,757	4,087,703
Facebook, Inc., Class A*	20,809	3,746,869
Hortonworks, Inc.*	127,513	2,105,240
Tencent Holdings Ltd. (China)(a)	53,730	2,420,536
Twitter, Inc.*	495,335	10,213,808
Total Internet Software & Services		30,950,996

IT Services - 2.6%
PayPal Holdings, Inc.*	36,727	2,664,911
Square, Inc., Class A*	72,759	2,705,907
Total IT Services		5,370,818

Life Sciences Tools & Services - 6.9%
Compugen Ltd. (Israel)*	660,205	1,980,615
Illumina, Inc.*	37,875	7,771,571
NanoString Technologies, Inc.*	431,718	4,299,912
Total Life Sciences Tools & Services		14,052,098

Machinery - 2.2%
ExOne Co. (The)*	233,302	2,480,000
Proto Labs, Inc.*	23,579	2,057,268
Total Machinery		4,537,268

Real Estate Management & Development - 1.1%
Redfin Corp.*	92,346	2,173,825

Semiconductors & Semiconductor Equipment - 5.8%
NVIDIA Corp.	27,349	5,656,047
Teradyne, Inc.	55,932	2,398,923
Xilinx, Inc.	51,651	3,806,162
Total Semiconductors & Semiconductor Equipment		11,861,132

Software - 7.2%
Materialise NV (Belgium)*(a)	153,662	2,386,371
Nintendo Co. Ltd. (Japan)(a)	42,996	2,091,756
Red Hat, Inc.*	17,651	2,132,770
salesforce.com, Inc.*	40,810	4,176,495
Splunk, Inc.*	60,689	4,084,370
Total Software		14,871,762

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	13,136	2,220,509
BlackBerry Ltd. (Canada)*	180,172	1,971,082
Stratasys Ltd.*	435,139	9,799,330
Total Technology Hardware, Storage & Peripherals		13,990,921

Thrifts & Mortgage Finance - 1.1%
LendingTree, Inc.*	8,259	2,213,825

Wireless Telecommunication Services - 2.1%
SoftBank Group Corp. (Japan)(a)	98,160	4,358,304

Total Common Stocks
(Cost $174,508,229)		194,777,957

UNIT TRUST–4.7%

Financials - 4.7%
Bitcoin Investment Trust*
(Cost $2,872,316)	11,634	9,637,140

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.92% (b)
(Cost $406,526)	406,526	406,526
Total Investments–99.8%
(Cost $177,787,071)		204,821,623
Other Assets in Excess of Liabilities–0.2%		405,757
Net Assets–100.0%		$205,227,380

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Innovation ETF

October 31, 2017 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2017, for the Fund based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$194,777,957	$–	$–	$194,777,957
Unit Trust*	9,637,140	–	–	9,637,140
Money Market Fund	406,526	–	–	406,526
Total	$204,821,623	$–	$–	$204,821,623

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2017.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Web x.0 ETF

October 31, 2017  (Unaudited)

Investments	Shares	Value

COMMON STOCKS–94.1%

Automobiles - 3.7%
Tesla, Inc.*	13,694	$4,539,972

Biotechnology - 1.1%
Veracyte, Inc.*	154,564	1,321,522

Consumer Finance - 2.1%
LendingClub Corp.*	449,482	2,557,553

Health Care Providers & Services - 0.5%
Teladoc, Inc.*	17,337	572,988

Health Care Technology - 6.4%
athenahealth, Inc.*	43,822	5,603,957
Medidata Solutions, Inc.*	29,898	2,249,227
Total Health Care Technology		7,853,184

Internet & Direct Marketing Retail - 14.0%
Amazon.com, Inc.*	7,162	7,916,015
Ctrip.com International Ltd. (China)*(a)	27,679	1,325,547
JD.Com, Inc. (China)*(a)	76,271	2,861,688
Netflix, Inc.*	25,802	5,068,287
Total Internet & Direct Marketing Retail		17,171,537

Internet Software & Services - 32.7%
2U, Inc.*	81,081	5,159,184
Akamai Technologies, Inc.*	25,587	1,336,921
Alibaba Group Holding Ltd. (China)*(a)	16,545	3,059,005
Alphabet, Inc., Class C*	3,566	3,625,338
Baidu, Inc. (China)*(a)	13,923	3,396,376
Box, Inc., Class A*	61,077	1,340,640
Facebook, Inc., Class A*	20,364	3,666,742
Hortonworks, Inc.*	163,344	2,696,809
MercadoLibre, Inc. (Argentina)	11,528	2,770,294
Shopify, Inc., Class A (Canada)*	20,468	2,036,361
Tencent Holdings Ltd. (China)(a)	65,676	2,958,704
Twilio, Inc., Class A*	85,046	2,717,220
Twitter, Inc.*	255,669	5,271,895
Total Internet Software & Services		40,035,489

IT Services - 4.0%
PayPal Holdings, Inc.*	24,456	1,774,527
Square, Inc., Class A*	84,140	3,129,167
Total IT Services		4,903,694

Machinery - 0.5%
Deere & Co.	4,943	656,826

Real Estate Management & Development - 1.2%
Redfin Corp.*	64,365	1,515,152

Semiconductors & Semiconductor Equipment - 8.5%
Impinj, Inc.*	40,328	1,376,798
Mellanox Technologies Ltd. (Israel)*	28,994	1,355,469
NVIDIA Corp.	22,607	4,675,354
Xilinx, Inc.	41,253	3,039,934
Total Semiconductors & Semiconductor Equipment		10,447,555

Software - 13.8%
Adobe Systems, Inc.*	7,567	1,325,436
HubSpot, Inc.*	31,254	2,705,034
Nintendo Co. Ltd. (Japan)(a)	26,723	1,300,074
Red Hat, Inc.*	20,926	2,528,488
salesforce.com, Inc.*	33,871	3,466,358
ServiceNow, Inc.*	13,737	1,735,944
Splunk, Inc.*	57,199	3,849,493
Total Software		16,910,827

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	15,115	2,555,040

Thrifts & Mortgage Finance - 1.0%
LendingTree, Inc.*	4,743	1,271,361

Wireless Telecommunication Services - 2.5%
SoftBank Group Corp. (Japan)(a)	68,640	3,047,616

Total Common Stocks
(Cost $97,155,613)		115,360,316

UNIT TRUST–5.6%

Financials - 5.6%
Bitcoin Investment Trust*
(Cost $1,178,085)	8,298	6,873,732

MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.92% (b)
(Cost $326,594)	326,594	326,594
Total Investments–100.0%
(Cost $98,660,292)		122,560,642
Liabilities in Excess of Other Assets–(0.0)%†		(60,782)
Net Assets–100.0%		$122,499,860

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Web x.0 ETF

October 31, 2017  (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2017, for the Fund based upon the three levels defined above:

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$115,360,316	$–	$–	$115,360,316
Unit Trust*	6,873,732	–	–	6,873,732
Money Market Fund	326,594	–	–	326,594
Total	$122,560,642	$–	$–	$122,560,642

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2017.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
The 3D Printing ETF

October 31, 2017 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.3%

Aerospace & Defense - 1.6%
Arconic, Inc.	24,630	$618,706
Hexcel Corp.	1,008	61,175
Total Aerospace & Defense		679,881

Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	5,834	685,670

Biotechnology - 5.2%
Organovo Holdings, Inc.*	1,353,030	2,151,318

Chemicals - 1.0%
Arkema SA (France)	475	60,006
DowDuPont, Inc.	833	60,234
Eastman Chemical Co.	642	58,300
Koninklijke DSM N.V. (Netherlands)	743	63,388
PolyOne Corp.	1,424	65,604
Praxair, Inc.	407	59,471
Toray Industries, Inc. (Japan)	6,192	62,271
Total Chemicals		429,274

Electrical Equipment - 1.2%
AMETEK, Inc.	7,470	504,150

Electronic Equipment, Instruments & Components - 11.8%
FARO Technologies, Inc.*	12,837	664,957
Hexagon AB, Class B (Sweden)	10,362	531,365
Renishaw PLC (United Kingdom)	36,198	2,382,175
Trimble, Inc.*	32,310	1,320,833
Total Electronic Equipment, Instruments & Components		4,899,330

Health Care Equipment & Supplies - 9.8%
Align Technology, Inc.*	2,611	623,977
ConforMIS, Inc.*	339,669	1,202,428
K2M Group Holdings, Inc.*	114,528	2,255,056
Total Health Care Equipment & Supplies		4,081,461

Industrial Conglomerates - 3.0%
General Electric Co.	28,904	582,704
Siemens AG (Germany)	4,809	686,216
Total Industrial Conglomerates		1,268,920

Machinery - 18.4%
ExOne Co. (The)*	211,350	2,246,651
Fenner PLC (United Kingdom)	11,912	54,542
Prodways Group SA (France)*	331,434	2,161,996
Proto Labs, Inc.*	8,277	722,168
Sandvik AB (Sweden)	3,420	62,463
SLM Solutions Group AG (Germany)*	57,945	2,396,151
Total Machinery		7,643,971

Metals & Mining - 0.3%
Allegheny Technologies, Inc.*	2,520	63,454
Carpenter Technology Corp.	1,439	71,648
Total Metals & Mining		135,102

Professional Services - 3.1%
Arrk Corp. (Japan)*	642,748	667,027
Bertrandt AG (Germany)	6,728	630,887
Total Professional Services		1,297,914

Semiconductors & Semiconductor Equipment - 1.7%
Ultra Clean Holdings, Inc.*	27,333	697,538

Software - 22.4%
ANSYS, Inc.*	9,436	1,289,996
Autodesk, Inc.*	10,227	1,277,966
Dassault Systemes (France)	12,002	1,274,604
Exa Corp.*	52,158	1,264,310
Materialise NV (Belgium)*(a)	81,635	1,267,791
Mensch und Maschine Software SE (Germany)	11,783	305,940
Microsoft Corp.	15,696	1,305,593
PTC, Inc.*	20,348	1,352,125
Total Software		9,338,325

Technology Hardware, Storage & Peripherals - 18.1%
3D Systems Corp.*	190,599	2,359,616
Eastman Kodak Co.*	5,878	31,447
HP Inc.	103,083	2,221,439
MGI Digital Graphic Technology (France)*	10,260	628,641
Stratasys Ltd.*	102,504	2,308,390
Total Technology Hardware, Storage & Peripherals		7,549,533
Total Common Stocks
(Cost $38,769,366)		41,362,387

MONEY MARKET FUND–1.0%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.92% (b)
(Cost $407,307)	407,307	407,307
Total Investments–100.3%
(Cost $39,176,673)		41,769,694
Liabilities in Excess of Other Assets–(0.3)%		(107,466)
Net Assets–100.0%		$41,662,228

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
The 3D Printing ETF

October 31, 2017 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2017, for the Fund based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$41,362,387	$–	$–	$41,362,387
Money Market Fund	407,307	–	–	407,307
Total	$41,769,694	$–	$–	$41,769,694

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2017.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

October 31, 2017

(Unaudited)

1. Organization

ARK ETF Trust (‘‘Trust’’) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (‘‘1940 Act’’). The Trust was organized as a Delaware statutory trust on June 7, 2013.  As of October 31, 2017, the Trust consisted of six (6) investment portfolios, five (5) of which are operational: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Web x.0 ETF, and The 3D Printing ETF (each, a ‘‘Fund’’ and collectively, ‘‘Funds’’).  Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust changed its fiscal and tax reporting period from August 31 to July 31.

2. Significant Accounting Policies

These Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’). GAAP requires disclosure of the valuation techniques and inputs used to value investments. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification ("ASC") Topic 946, ‘‘Financial Services — Investment Companies’’. The following summarizes the investment valuation policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (‘‘Board’’). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described at the end of each Fund’s Schedule of Investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

3. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The 3D Printing ETF may invest 25% or more of the value of its net assets in securities of issuers in any one industry or group of industries if the index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

October 31, 2017

(Unaudited)

As of October 31, 2017, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in the Internet software & services industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Item 2. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-Q, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	12/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	12/22/2017

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date	12/22/2017

* Print the name and title of each signing officer under his or her signature.